Submission	Mar. 18, 2026
Submission [Line Items]
Central Index Key	0002112303
Registrant Name	Emera US Finance, LLC
Registration File Number	333-294017-01
Form Type	F-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A	N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A